INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period			$ 78,759,610	$ 39,052,925
Business combination			11,064,908
Purchases of the period			173,924,288	148,730,784
Production costs			20,705,305	11,629,468
Foreign currency translation				2,565,569
Subtotal			284,454,111	201,978,746
Inventories as of the end of the period	$ (113,499,215)	$ (62,939,859)	(113,499,215)	(62,939,859)
Cost of sales	$ 36,137,759	$ 45,823,445	$ 170,954,896	$ 139,038,887